SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2022
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years	5 years	5 years